Disposal of Assets and other changes in organizational structure - Summary of Assets Classified as Held for Sale (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of information about assets and liabilities of disposal groups classified as held for sale [Line Items]
Cash and Cash Equivalents	$ 38	$ 8
Trade receivables	36	117
Inventories	60	128
Investments	1	5
Property, plant and equipment	152	4,751
Others	113	309
Total	400	5,318
Trade Payables	18	102
Finance debt	0	0
Provision for decommissioning costs		170
Others	25	119
Total	43	$ 391
Exploration and production segment [member]
Disclosure of information about assets and liabilities of disposal groups classified as held for sale [Line Items]
Property, plant and equipment	3
Total	3
Finance debt	0
Distribution Segment [Member]
Disclosure of information about assets and liabilities of disposal groups classified as held for sale [Line Items]
Cash and Cash Equivalents	38
Trade receivables	36
Inventories	60
Investments	1
Property, plant and equipment	68
Others	113
Total	316
Trade Payables	18
Finance debt	0
Others	25
Total	43
Refining Transportation and Marketing Segment [member]
Disclosure of information about assets and liabilities of disposal groups classified as held for sale [Line Items]
Finance debt	0
Gas and Power Segment [member]
Disclosure of information about assets and liabilities of disposal groups classified as held for sale [Line Items]
Property, plant and equipment	81
Total	81
Finance debt	$ 0